CAPITALIZED LEASES (Tables)	6 Months Ended
Jun. 30, 2017
Capitalized Leases Tables
Schedule of Future Minimum Lease Payments for Capital Leases

For the year ending December 31,	Amount
2017 (remainder of the year)	$318,000
2018	991,537
2019	1,023,860
2020	1,023,860
2021	1,023,860
Total minimum lease payments	4,381,117
Less amount representing interest	1,190,633
Present value of minimum lease payments	3,190,484
Less current portion of minimum lease	380,569
Long-term present value of minimum lease payment	$2,809,915